UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.6%
ABN AMRO Bank NV:
2.525%, 6/18/2008	65,000,000	65,000,431
2.99%, 6/16/2008	35,000,000	34,999,956
Banco Santander SA:
2.67%, 10/3/2008	18,000,000	17,994,426
3.91%, 5/16/2008	36,000,000	36,000,444
4.22%, 6/16/2008	35,000,000	35,003,076
Bank of Scotland PLC:
2.85%, 7/9/2008	45,000,000	45,000,000
3.02%, 5/15/2008	25,000,000	25,000,000
4.5%, 11/19/2008	20,000,000	20,000,000
4.93%, 10/9/2008	10,000,000	10,000,000
Barclays Bank PLC, 3.15%, 7/30/2008	40,000,000	40,000,000

BNP Paribas, 4.4%, 7/7/2008	20,000,000	20,000,364
Calyon:
3.0%, 10/22/2008	40,000,000	40,000,000
4.03%, 7/14/2008	15,000,000	15,000,000
Citibank NA, 3.01%, 5/15/2008	30,000,000	30,000,000
Credit Agricole SA, 3.1%, 5/2/2008	35,000,000	35,000,019
Credit Industriel et Commercial:
2.665%, 6/19/2008	55,000,000	55,000,372
2.925%, 7/17/2008	32,900,000	32,900,349
2.93%, 7/9/2008	38,000,000	38,000,361
JPMorgan Chase Bank NA:
2.8%, 8/11/2008	30,000,000	30,000,000
4.75%, 6/10/2008	22,000,000	22,000,000
Landesbank Hessen-Thueringen Girozentrale, 3.1%, 5/5/2008	40,000,000	40,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	10,000,000	10,000,000
Mizuho Corporate Bank Ltd., 2.95%, 7/31/2008	21,350,000	21,350,000
Natixis, 3.1%, 5/23/2008	11,200,000	11,200,000
Societe Generale, 2.98%, 7/7/2008	38,000,000	38,000,000
Toronto-Dominion Bank:
2.68%, 8/18/2008	25,000,000	25,019,413
2.86%, 9/8/2008	20,000,000	20,000,712
UBS AG:
3.33%, 5/23/2008	42,000,000	42,000,000
4.03%, 7/11/2008	40,000,000	40,002,320
4.3%, 7/8/2008	36,200,000	36,200,000

Total Certificates of Deposit and Bank Notes (Cost $930,672,243)		930,672,243
Commercial Paper 46.3%
Issued at Discount** 40.6% Amsterdam Funding Corp., 2.97%, 5/20/2008	50,000,000	49,921,625
AstraZeneca PLC:
2.26%, 9/29/2008	22,000,000	21,791,452
2.35%, 10/15/2008	44,000,000	43,520,339
2.71%, 11/24/2008	20,000,000	19,688,350
2.88%, 8/20/2008	15,000,000	14,866,800
3.67%, 7/17/2008	20,000,000	19,843,006
AT&T, Inc., 2.25%, 5/5/2008	10,000,000	9,997,500
Bank of Scotland PLC:
2.55%, 6/18/2008	55,000,000	54,813,000
2.95%, 7/29/2008	18,000,000	17,868,725
Caisse Nationale des Caisses d'Epargne et de Prevoyance:
2.85%, 7/10/2008	18,450,000	18,347,756
2.96%, 8/12/2008	43,000,000	42,639,373
Cancara Asset Securitisation LLC:
2.82%, 5/14/2008	40,000,000	39,959,267
2.85%, 5/12/2008	25,000,000	24,978,229
2.85%, 5/19/2008	20,000,000	19,971,500
2.95%, 5/27/2008	50,000,000	49,893,472
Chariot Funding LLC, 2.87%, 6/6/2008	5,000,000	4,985,650
Citibank Credit Card Issuance Trust, 3.5%, 5/28/2008	43,000,000	42,887,125
Eksportfinans AS, 2.5%, 6/30/2008	15,000,000	14,937,500
General Electric Capital Corp.:
2.75%, 9/19/2008	22,000,000	21,763,042
3.0%, 5/27/2008	15,000,000	14,967,500
3.92%, 9/30/2008	20,000,000	19,668,978
Giro Balanced Funding Corp.:
3.275%, 5/19/2008	40,000,000	39,934,500

3.29%, 5/23/2008	38,000,000	37,923,599
Greenwich Capital Holdings, Inc.:
3.72%, 5/23/2008	20,000,000	19,954,533
3.8%, 5/23/2008	10,000,000	9,976,778
4.81%, 5/28/2008	20,000,000	19,927,850
International Lease Finance Corp., 2.85%, 5/19/2008	28,300,000	28,259,673
Johnson & Johnson, 1.9%, 7/7/2008	10,000,000	9,964,639
JPMorgan Chase & Co., 2.49%, 9/29/2008	40,000,000	39,582,233
KBC Financial Products International Ltd., 2.975%, 8/19/2008	32,500,000	32,204,566
Kellogg Co., 3.0%, 5/12/2008	10,000,000	9,990,833
Lehman Brothers Holdings, Inc., 3.05%, 5/19/2008	25,000,000	24,961,875
Liberty Street Funding LLC:
2.82%, 5/12/2008	22,700,000	22,680,440
2.84%, 6/13/2008	16,000,000	15,945,724
3.0%, 5/13/2008	20,000,000	19,980,000
3.0%, 7/25/2008	5,000,000	4,964,583
3.02%, 5/23/2008	20,000,000	19,963,089
3.05%, 5/23/2008	10,000,000	9,981,361
3.194%, 5/21/2008	27,000,000	26,952,750
Nestle Capital Corp.:
2.49%, 12/17/2008	15,000,000	14,761,375
4.3%, 10/31/2008	5,000,000	4,890,708
Nissan Motor Acceptance Corp., 3.1%, 5/28/2008	25,000,000	24,941,875
Old Line Funding LLC:
3.12%, 5/30/2008	20,000,000	19,949,733
3.15%, 5/9/2008	50,000,000	49,965,000
Pepsico, Inc., 2.1%, 5/19/2008	15,000,000	14,984,250
Perry Global Funding LLC, 4.0%, 5/2/2008	25,000,000	24,997,222
Pfizer, Inc.:
2.685%, 8/6/2008	28,000,000	27,797,432
4.4%, 5/14/2008	30,000,000	29,952,333
4.41%, 5/16/2008	10,000,000	9,981,625
Royal Bank of Scotland Group PLC, 4.25%, 6/9/2008	25,000,000	24,884,896
Scaldis Capital LLC:
3.0%, 5/21/2008	35,000,000	34,941,667
3.0%, 5/29/2008	21,500,000	21,449,833
3.01%, 5/28/2008	31,000,000	30,930,018
Scotiabanc, Inc., 3.02%, 5/13/2008	7,500,000	7,492,450
Sheffield Receivables Corp.:
2.8%, 5/21/2008	30,000,000	29,953,333
2.9%, 5/21/2008	42,000,000	41,932,333
Societe Generale North America, Inc.:
3.15%, 10/22/2008	40,000,000	39,391,000
4.0%, 7/7/2008	20,000,000	19,851,111
Starbird Funding Corp.:
3.06%, 5/28/2008	15,000,000	14,965,575
3.2%, 5/28/2008	42,000,000	41,899,200
Suncorp-Metway Ltd., 3.04%, 7/28/2008	30,000,000	29,777,067
Swedbank AB, 2.95%, 8/1/2008	22,000,000	21,834,144
Teachers Insurance & Annuity Association, 2.18%, 5/5/2008	15,000,000	14,996,367
Total Capital SA, 2.25%, 6/30/2008	42,550,000	42,390,438
Toyota Motor Credit Corp., 2.25%, 10/3/2008	20,000,000	19,806,250
Tulip Funding Corp., 3.17%, 5/7/2008	20,000,000	19,989,433
United Parcel Service, Inc., 4.18%, 5/30/2008	10,000,000	9,966,328
Verizon Communications, Inc.:
2.62%, 5/5/2008	10,000,000	9,997,089
2.67%, 5/8/2008	15,000,000	14,992,213

2.74%, 5/19/2008	15,000,000	14,979,450
Victory Receivables Corp., 2.8%, 5/15/2008	22,300,000	22,275,718
Westpac Banking Corp.:
2.87%, 6/5/2008	25,000,000	24,930,243
2.98%, 5/2/2008	15,000,000	14,998,758

		1,751,305,682
Issued at Par 5.7% Atlantis One Funding Corp., 2.6%, 5/1/2008	40,000,000	40,000,000
Chariot Funding LLC, 2.5%, 5/1/2008	15,244,000	15,244,000
CVS Caremark Corp., 2.95%, 5/1/2008	40,000,000	40,000,000
Kellogg Co., 3.3%, 5/1/2008	15,000,000	15,000,000
Lehman Brothers Holdings, Inc., 2.7%, 5/1/2008	20,000,000	20,000,000
Natexis Banques Populaires US Finance Co., LLC, 2.4%, 5/1/2008	40,000,000	40,000,000
Nieuw Amsterdam Receivables Corp., 2.6%, 5/1/2008	30,000,000	30,000,000
Romulus Funding Corp., 3.25%, 5/1/2008	10,000,000	10,000,000
Starbird Funding Corp., 2.65%, 5/1/2008	20,000,000	20,000,000
Volkswagen of America, 2.95%, 5/1/2008	15,000,000	15,000,000

		245,244,000

Total Commercial Paper (Cost $1,996,549,682)		1,996,549,682
Short Term Notes* 23.2%
Abbey National Treasury Services PLC:
3.26%, 2/20/2009	25,000,000	25,000,000
3.315%, 4/24/2009	15,000,000	15,000,000
ANZ National (International) Ltd., 144A, 3.21%, 4/10/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., 144A, 3.35%, 5/1/2009	20,000,000	20,000,000
Banco Espanol de Credito SA, 2.907%, 8/11/2008	50,000,000	50,000,000
Bank of America NA:
2.315%, 5/16/2008	11,500,000	11,500,000
3.208%, 5/1/2009	23,980,000	23,980,000
Bank of Scotland PLC, 4.614%, 5/6/2009	27,500,000	27,500,000
BNP Paribas:
2.886%, 8/25/2008	30,000,000	30,000,000
4.079%, 2/13/2009	15,000,000	15,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 2.967%, 8/12/2008	25,000,000	25,000,000
Canadian Imperial Bank of Commerce:
2.41%, 6/9/2008	14,000,000	14,000,000
2.773%, 7/18/2008	15,000,000	14,993,769
Commonwealth Bank of Australia, 2.703%, 12/18/2008	10,000,000	9,998,355
Credit Agricole SA:
2.568%, 7/22/2008	40,000,000	40,000,000
144A, 2.828%, 4/22/2009	37,500,000	37,500,000
Danske Bank AS, 2.77%, 8/19/2008	44,000,000	43,999,117
DNB NOR Bank ASA, 2.895%, 9/24/2008	15,000,000	15,000,000
Fortis Bank SA, 2.787%, 7/18/2008	18,500,000	18,504,137
General Electric Capital Corp., 2.915%, 8/19/2011	30,000,000	30,000,000
HSBC Bank USA NA, 2.725%, 8/15/2008	65,000,000	65,002,015
HSBC Finance Corp., 2.761%, 8/6/2008	15,000,000	15,000,000
HSH Nordbank AG, 2.82%, 8/20/2008	25,000,000	25,000,000
ING Bank NV, 144A, 3.281%, 3/26/2009	10,000,000	10,000,000
Intesa Bank Ireland PLC, 2.905%, 8/22/2008	65,000,000	65,000,000
JPMorgan Chase & Co., 2.723%, 4/3/2009	40,000,000	39,998,114
Metropolitan Life Global Funding I, 144A, 2.96%, 5/8/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
3.045%, 4/7/2009	15,000,000	15,000,000
3.27%, 2/19/2009	22,500,000	22,500,000

Natixis, 3.24%, 4/6/2009	35,000,000	35,000,000
Nordea Bank AB, 2.724%, 9/8/2008	50,000,000	49,999,482
Procter & Gamble International Funding SCA, 3.14%, 2/19/2009	7,500,000	7,500,000
Rabobank Nederland NV, 144A, 2.89%, 4/30/2009	22,500,000	22,500,000
Royal Bank of Canada, 144A, 3.251%, 5/15/2009	22,000,000	22,000,000
Skandinaviska Enskilda Banken AB, 2.752%, 8/19/2008	7,000,000	7,000,000
Toyota Motor Credit Corp., 2.48%, 3/12/2009	15,000,000	15,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.705%, 8/8/2008	24,000,000	23,999,572
2.735%, 8/14/2008	32,000,000	32,000,000
2.744%, 8/8/2008	41,000,000	41,000,000

Total Short Term Notes (Cost $1,000,474,561)		1,000,474,561
Master Note 2.0%
Citigroup Global Markets, Inc., 2.587%*, 5/1/2008 (a) (Cost $85,000,000)	85,000,000	85,000,000
Asset Backed 0.5%
Steers (Delaware) Business Trust, 144A, 2.906% *, 5/27/2048 (Cost $23,310,778)	23,310,778	23,310,778
Time Deposits 1.2%
BNP Paribas, 2.437%, 5/1/2008	25,000,000	25,000,000
Calyon, 2.45%, 5/1/2008	25,000,000	25,000,000

Total Time Deposits (Cost $50,000,000)		50,000,000
Government & Agency Obligations 2.7%
US Government Sponsored Agencies 2.3% Federal Home Loan Bank:
2.49% *, 4/3/2009	12,000,000	12,000,000
4.1% **, 7/22/2008	12,000,000	11,887,933
Federal Home Loan Mortgage Corp., 4.15% **, 6/9/2008	12,000,000	11,946,050
Federal National Mortgage Association:
2.45% *, 9/3/2009	50,000,000	49,996,653
3.73% **, 5/29/2008	15,000,000	14,956,483

		100,787,119
US Treasury Obligation 0.4%
US Treasury Bill, 1.6% **, 10/23/2008	15,000,000	14,883,334

Total Government & Agency Obligations (Cost $115,670,453)		115,670,453
Repurchase Agreements 3.2%
Banc of America Securities LLC, 2.0%, dated 4/30/2008, to be repurchased at $33,001,833 on 5/1/2008 (b)	33,000,000	33,000,000
BNP Paribas, 2.0%, dated 4/30/2008, to be repurchased at $25,001,389 on 5/1/2008 (c)	25,000,000	25,000,000
Greenwich Capital Markets, Inc., 2.0%, dated 4/30/2008, to be repurchased at $78,835,096 on 5/1/2008 (d)	78,830,717	78,830,717

Total Repurchase Agreements (Cost $136,830,717)		136,830,717
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,338,508,434) †	100.7	4,338,508,434
Other Assets and Liabilities, Net	(0.7)	(31,153,914)

Net Assets	100.0	4,307,354,520

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2008.

**		Annualized yield at time of purchase; not a coupon rate.

†	The cost for federal income tax purposes was $4,338,508,434.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $34,137,212 Federal National Mortgage Association, 5.0%, maturing on 9/1/2033 with a value of $33,660,000.
(c)	Collateralized by $24,796,057 Federal National Mortgage Association, 6.0%, maturing on 12/1/2034 with a value of $25,500,000.
(d)	Collateralized by $79,809,077 Federal National Mortgage Association, 5.5%, with various maturity dates of 2/1/2038-5/1/2038 with a value of $80,412,300.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008